Other current liabilities - Summary of other current liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about other current liabilities [Line Items]
Payroll tax	€ 1,185	€ 727
Accrual for vacation	525	330
Deferred grant income	0	164
Accrued bonuses	154	52
Other	161	15
Total	€ 2,025	€ 1,288	[1]

[1]	See Note 2 for details regarding the change in presentation of Other financial assets